Average Annual Total Returns{- Fidelity Freedom Index 2010 Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-11 - Fidelity Freedom Index 2010 Fund	Institutional Premium Class Return Before Taxes Past 1 year	Institutional Premium Class Return Before Taxes Past 5 years	Institutional Premium Class Return Before Taxes Since Inception		Institutional Premium Class Return Before Taxes Inception Date	Institutional Premium Class After Taxes on Distributions Past 1 year	Institutional Premium Class After Taxes on Distributions Past 5 years	Institutional Premium Class After Taxes on Distributions Since Inception		Institutional Premium Class After Taxes on Distributions Inception Date	Institutional Premium Class After Taxes on Distributions and Sales Past 1 year	Institutional Premium Class After Taxes on Distributions and Sales Past 5 years	Institutional Premium Class After Taxes on Distributions and Sales Since Inception		Institutional Premium Class After Taxes on Distributions and Sales Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Since Inception		F1901 Past 1 year	F1901 Past 5 years	F1901 Since Inception
Total	10.44%	7.64%	6.32%	[1]	Jun. 24, 2015	9.44%	6.01%	4.76%	[1]	Jun. 24, 2015	6.34%	5.59%	4.54%	[1]	Jun. 24, 2015	7.51%	4.44%	4.15%	[1]	10.42%	7.71%	6.40%	[1]

[1]	(a)From June 24, 2015 for Institutional Premium Class